ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2014
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	March 31,
	2013	2014
	RMB	RMB
Business tax, value-added tax and other taxes payable	6,276,692	8,556,910
Accrued payroll and welfare	15,684,309	19,379,016
Accrued test monitoring fees	14,946,724	14,183,667
Accrued certificates costs	2,593,694	2,702,086
Royalty fees payable	9,721,066	2,622,744
Income taxes payable	8,802,858	7,488,629
Other current liabilities	14,165,917	13,833,091
Total accrued expenses and other payables	72,191,260	68,766,143